Consolidated statements of other comprehensive income - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements Of Other Comprehensive Income
Profit for the year	S/ 80,631	S/ 112,894	S/ 211,667
Other comprehensive income to be reclassified to profit or loss in subsequent periods (net of income tax):
Change in fair value of available-for-sale financial investments	37	221	(308)
Net (loss) gain on cash flows hedges	(38,230)	(39,511)	10,832
Deferred income tax related to component of other comprehensive income	11,339	11,039	(4,019)
Transfer to profit or loss of fair value of available-for-sale financial investments sold	(243)
Other comprehensive income (loss) for the year, net of income tax	(27,097)	(28,251)	6,505
Total comprehensive income for the year,	53,534	84,643	218,172
Total comprehensive income attributable to:
Equity holders of the parent	66,685	87,923	222,037
Non-controlling interests	(13,151)	(3,280)	(3,865)
Other comprehensive income	S/ 53,534	S/ 84,643	S/ 218,172